Apr. 30, 2016

ELFUN GOVERNMENT MONEY MARKET FUND

ELFUN TAX-EXEMPT INCOME FUND

ELFUN INCOME FUND

ELFUN DIVERSIFIED FUND

ELFUN INTERNATIONAL EQUITY FUND

ELFUN TRUSTS

(each, a “Fund” and collectively, the “Funds”)

Supplement Dated July 1, 2016

To the Statutory Prospectus dated April 30, 2016 (the “Prospectus”) and

The Summary Prospectuses dated April 30, 2016 (each, a “Summary Prospectus”)

The Prospectus and Summary Prospectuses are further revised as follows:

On page 1 of the Elfun Trusts’ Summary Prospectus and on page 2 of the Prospectus, the section entitled “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Management Fees[1]	0.14%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.19%
[1]	Restated to reflect current fees.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your units at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

On page 1 of the Elfun International Equity Fund’s Summary Prospectus and on page 6 of the Prospectus, the section entitled “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Management Fees[1]	0.21%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.36%
[1]	Restated to reflect current fees.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your units at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$37	$116	$202	$456

On page 1 of the Elfun Income Fund’s Summary Prospectus and on page 10 of the Prospectus, the section entitled “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Management Fees[1]	0.17%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses[2]	0.14%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.32%
[1]	Restated to reflect current fees.
[2]	Restated to reflect current expenses.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your units at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$33	$103	$180	$406

On page 1 of the Elfun Tax-Exempt Income Fund’s Summary Prospectus and on page 14 of the Prospectus, the section entitled “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Management Fees[1]	0.16%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.20%

[1]  Restated to reflect current fees.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your units at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

On page 1 of the Elfun Diversified Fund’s Summary Prospectus and on page 18 of the Prospectus, the section entitled “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Management Fees[1]	0.17%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses[2]	0.24%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.43%
[1]	Restated to reflect current fees.
[2]	Restated to reflect current expenses.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your units at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$44	$138	$241	$542

On page 1 of the Elfun Government Money Market Fund’s Summary Prospectus and on page 22 of the Prospectus, the section entitled “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses	0.27%

[1]   Restated to reflect current expenses.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your units at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$28	$87	$152	$343